Financial risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial risk management and financial instruments
Schedule of categories of financial instruments

	Dec 31, 2018
	Assets and liabilities
	at fair value through
	profit/loss
	Derivative
	instruments
	designated for		Other		Assets at	Financial	Total
	hedge		instruments		amortized	liabilities at	reported	Fair
SEK million	accounting		(level 3)		cost	amortized cost	value	value
Other financial assets	—		7	(1)	898	—	905	905
Accounts receivables	—		—		2,509	—	2,509	2,509
Other current receivables	33	(3)	—		2,364	—	2,397	2,397
Current investments	—		—		2	—	2	2
Cash and cash equivalents	—		—		404	—	404	404
Assets classified as held for sale	—		—		2,659	—	2,659	2,659
Total financial assets	33		7		8,836	—	8,876	8,876

Liabilities to financial institutions and similar liabilities	—		—		—	28,069	28,069	28,136	(3)
Other interest-bearing liabilities	113	(3)	15	(2)	—	109	237	237	(2),(3)
Accounts payable	—		—		—	3,004	3,004	3,004
Other current liabilities	—		—		—	689	689	689
Liabilities directly associated with assets classified as held for sale	—		764	(2)	—	1,361	2,125	2,113	(2),(3)
Total financial liabilities	113		779		—	33,232	34,124	34,179

	Dec 31, 2017
	Assets and			Derivative
	liabilities			instruments
	at fair value			designated for		Financial	Total
	through		Loans and	hedge		liabilities at	reported	Fair
SEK million	profit/loss		receivables	accounting		amortized cost	value	value
Other financial assets	1	(1)	658	—		—	659	659
Accounts receivables	—		2,224	—		—	2,224	2,224
Other current receivables	—		2,902	17	(3)	—	2,919	2,919
Current investments	—		3	—		—	3	3
Cash and cash equivalents	—		802	—		—	802	802
Assets classified as held for sale	—		2,243	—		—	2,243	2,243
Total financial assets	1		8,832	17		—	8,850	8,850

Liabilities to financial institutions and similar liabilities	—		—	—		10,546	10,546	10,629	(3)
Other interest-bearing liabilities	456	(2)	—	156	(3)	147	759	790	(2),(3)
Accounts payable	—		—	—		1,937	1,937	1,937
Other current liabilities	—		—	—		1,405	1,405	1,405
Liabilities directly associated with assets classified as held for sale	—		—	—		967	967	967
Total financial liabilities	456		—	156		15,002	15,614	15,728

	Dec 31, 2016
	Assets and			Derivative
	liabilities			instruments
	at fair value			designated for		Financial	Total
	through		Loans and	hedge		liabilities at	reported	Fair
	profit/loss		receivables	accounting		amortized cost	value	value
Other financial assets	1	(1)	1,407	—		—	1,408	1,408
Accounts receivables	—		2,784	—		—	2,784	2,784
Other current receivables	—		3,616	55	(3)	—	3,671	3,671
Current investments	—		21	—		—	21	21
Cash and cash equivalents	—		257	—		—	257	257
Total financial assets	1		8,085	55		—	8,141	8,141

Liabilities to financial institutions and similar liabilities	—		—	—		10,449	10,449	10,343	(3)
Other interest-bearing liabilities	124	(2)	—	217	(3)	242	583	597	(2,3)
Accounts payable	—		—	—		3,202	3,202	3,202
Other current liabilities	—		—	—		1,172	1,172	1,172
Total financial liabilities	124		—	217		15,065	15,406	15,314

For the determination of fair values on financial assets and liabilities the following levels, according to IFRS 13, and inputs have been used:

(1)	Level 3: measured at fair value through profit/loss, which on initial recognition were designated for this type of measurement. Discounted future cash flow models are used to estimate the fair value.
(2)	Level 3:
•

earn out Tele2 Kazakhstan. The fair value is based on the transaction entered into with Asianet and Kazakhtelecom. The valuation is based on discounted future cash flows on the assumptions further described in Note 36.

•	deferred consideration for business acquisitions is based on expected future cash flows, please refer to Note 26.
•

for the long-term incentive program IoTP, the fair value of the liability is determined with support from an independent valuation institute, please refer to Note 33 for information concerning the program.

(3)

Level 2: observable market data have been used as input to determine the fair value of interest-, fair value- and foreign exchange rate derivatives, loans with fixed interest rate and other non-current interest bearing liabilities valued at fair value at initial recognition with subsequent measurement at amortized cost.

Schedule of changes in financial assets and liabilities valued at fair value through profit/loss in level 3

	Dec 31, 2018		Dec 31, 2017		Dec 31, 2016
SEK million	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
As of January 1	1	456	1	124	9	541
Business combinations, Com Hem	6	—	—	—	—	—
Changes in fair value:
- earn-out Kazakhstan(1)	—	332	—	332	—	100
- put-option Kazakhstan	—	—	—	—	—	(413)
Divestment of shares	—	—	—	—	(8)	—
Payment of liability	—	—	—	—	—	(125)
Other contingent considerations:
- paid	—	(12)	—	(8)	—	—
- other changes	—	3	—	8	—	24
Exchange rate differences(2)	—	—	—	—	—	(3)
As of the end of the period	7	779	1	456	1	124
(1)	Reported as discontinued operations, please refer to Note 36
(2)	Recognized in other comprehensive income

Schedule of borrowings

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
SEK(1),(3)	23,606	6,914	6,928
EUR(1)	4,403	3,386	3,454
HRK	60	—	67
KZT(2)	—	246	—
Total loans	28,069	10,546	10,449
(1)	Including adjustment for currency derivatives designated to swap loans in SEK to EUR of SEK - (2017: 2,113 and 2016: 2,052) million and EUR to SEK of SEK 8,528 (2017: - and 2016: -) million
(2)	Loans guaranteed by the shareholder with non-controlling interest, which in 2018 were reclassified to “Liabilities directly associated with assets classified as held for sale”
(3)	Dec 31, 2016, including adjustment for currency swaps designated to swap loans in NOK to SEK of SEK (188)

Schedule of Group's total net assets distributed by currency

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
SEK	23,132	2,844	3,178
EUR(1)	9,726	10,906	12,170
KZT	2,050	2,511	2,272
HRK	1,324	888	853
USD	130	-17	—
Total	36,362	17,132	18,473
(1)	Loans and derivatives denominated in EUR designated for net investment hedging are included by SEK 3,339 (2017: 3,393 and 2016: 3,463) million

Schedule of outstanding interest rate derivatives for cash flow hedging and fair value hedging

		Fixed			Dec 31, 2018		Dec 31, 2017		Dec 31, 2016
		interest			Capital		Capital		Capital
		rate terms			amount,	Reported	amount,	Reported	amount,	Reported
Type of hedge	Currency	%	Maturity		nominal	fair value	nominal	fair value	nominal	fair value
Cash flow	SEK	2.6125	2021	(1)	1,400	(73)	1,400	(108)	1,400	(144)
Cash flow	SEK	1.9695	2021	(1)	300	(12)	300	(18)	300	(23)
Cash flow	SEK	0.695	2021	(1)	300	(4)	300	(6)	300	(8)
Cash flow	SEK	1.9495	2021	(1)	200	(8)	200	(12)	200	(15)
Cash flow	SEK	2.1575	2020		250	(7)	250	(12)	250	(18)
Cash flow	SEK	0.148	2021		700	(1)	700	—	700	(1)
Summary of cash flow hedges	SEK				3,150	(105)	3,150	(156)	3,150	(209)

Fair value	EUR	2.125	2028		125	4	—	—
Fair value	EUR	2.125	2028		125	5	—	—
Summary of fair value hedges	EUR				250	9	—	—
Total outstanding interest rate derivatives						(96)		(156)		(209)
(1)	The interest rate derivatives have been renegotiated in 2016

Schedule of maturity period for payment of undiscounted contractual commitments

	Dec 31, 2018
		Within
	Note	1 year	1-3 years	3-5 years	After 5 years	Total
Financial liabilities(1)	26	10,548	5,961	4,972	12,419	33,900
Commitments, other	30	4,323	1,948	34	60	6,365
Operating leases	31	1,546	1,311	799	970	4,626
Total contractual commitments		16,417	9,220	5,805	13,449	44,891

	Dec 31, 2017
		Within
	Note	1 year	1-3 years	3-5 years	After 5 years	Total
Financial liabilities(1)	26	4,217	2,544	6,108	2,616	15,485
Commitments, other(2)	30	2,187	4,535	56	80	6,858
Operating leases(2)	31	891	955	516	1,143	3,505
Total contractual commitments		7,295	8,034	6,680	3,839	25,848

	Dec 31, 2016
		Within
	Note	1 year	1-3 years	3-5 years	After 5 years	Total
Financial liabilities(1)	26	7,918	1,854	3,721	2,838	16,331
Commitments, other(2)	30	1,200	157	59	136	1,552
Operating leases(2)	31	866	893	465	1,114	3,338
Total contractual commitments		9,984	2,904	4,245	4,088	21,221
(1)	including future interest payments. Within 1 year includes derivatives of SEK 113 (2017: 156 and 2016: 217) million
(2)

Dec 31, 2017 and Dec 31, 2016, have been adjusted to exclude commitments and operating leases related to the operations in Kazakhstan held for sale. In addition, operating leases have been restated (Note 31).